                       SUPPLEMENT DATED JUNE 22, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

    1. The definition of "Guarantee Account" located in the "Definitions" section of your prospectus is amended as follows:

       Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after the later September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications.

    2. The second paragraph in the "Synopsis" section of your prospectus is amended as follows:

       How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account, and for contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking annuity payments from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider Option or you are taking annuity payments from a Payment Protection Plan pursuant to the election of the Payment Protection Rider Option. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of the Guaranteed Income Rider. All income payments made from a Payment Protection Plan will be made in accordance with the terms of the Payment Protection Rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on that Valuation Day. See "The Contract," the "Income Payments -- Guaranteed Income Rider," and the "Income Payments --Payment Protection Rider" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than annuity payments. See the "Tax Treatment of Guaranteed Income Rider" and "Tax Treatment of Payment Protection Rider" provisions of this prospectus.

    3. The fifth and sixth paragraphs of the "Synopsis" section of your prospectus are amended as follows:

       What is the Guarantee Account? For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, we offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

       The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or in all markets. See the "Guarantee Account" and the "Transfers" provisions of this prospectus.

    4. The fifteenth paragraph of the "Synopsis" section of your prospectus is amended as follows:

       May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and, if your contract is issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

       For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Rider," and "Guarantee Account" provisions of this prospectus. In addition, if you elect the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial
       Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider" and "Income Payments -- Payment Protection Rider" provisions of this prospectus.

    5. The last paragraph of the "Synopsis" section is amended as follows:

       When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, we will allocate your initial purchase payment directly to the Guarantee Account if you so elect on your application. For contract owners that have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected the Guaranteed Income Rider, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to monthly transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account, if available, and if you have assets invested in the Guarantee Account. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider," the "Income Payments -- Guaranteed Income Rider" and the "Income
       Payments -- Payment Protection Rider" provisions of this prospectus.

    6. The first sentence of the "Subaccounts" provision located in "The Separate Account" section of your prospectus is amended as follows:

       You may invest in up to 10 Subaccounts of the Portfolios listed below in addition to the Guarantee Account, if available, at any one time.

    7. The following paragraph is added as the first paragraph to "The Guarantee Account" section of your prospectus:

       The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. The following information only applies to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

    8. The first paragraph of the "Allocation of Purchase Payments" provision located in "The Contract" section is replaced with the following paragraphs:

       We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio. In addition, for those contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications, you may allocate purchase payments to the Guarantee Account.

       You may allocate purchase payments to up to 10 Subaccounts and, if available, the Guarantee Account, at any one time. If you have elected the Guaranteed Income Rider Option, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by monthly transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocation will come from the Guarantee Account, if available, and if you have assets invested in the Guarantee Account. If you have elected the Payment Protection Rider Option or the Guaranteed Minimum Withdrawal Benefit Rider Option, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by each rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Option" and "Income Payments --Payment Protection Rider Option" provisions in the prospectus. The percentage of any purchase payment which you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100.

    9. The following paragraph is added as the first paragraph to the "Transfers" section of your prospectus:

       The Guarantee Account is not available for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications. Consequently, the provisions below regarding transfers to and from the Guarantee Account (including transfers made from the Guarantee Account to the Subaccounts pursuant to a Dollar Cost Averaging Program) only apply to contracts issued prior to September 2, 2003, or prior to the date state insurance authorities approve applicable contract modifications.

    10.The first paragraph of the "Guarantee Account Interest Sweep Program"
       section in the "Transfers" provision is amended as follows:

       For contracts issued prior to September 2, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).